Accounts Receivable (Tables) - Trade receivables [member]	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Aging Analysis of Accounts Receivable, Net of Loss Allowance
Aging analysis of accounts receivable, net of loss allowance is as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Base on invoice date:
Within 30 days	12,198	14,917
31 – 60 days	3,855	4,132
61 – 90 days	4,045	3,255
91 days – 1 year	11,457	13,076
Over 1 year	3,113	3,021

	34,668	38,401

Summary of Changes in Loss Allowance of Accounts Receivable
The following table summarizes the changes in expected credit impairment loss allowance of accounts receivable:

	2021	2020
	Million	Million
As of January 1	11,590	9,557
Recognized/(reversed)	4,030	5,105
Written-off	(2,503)	(3,072)

As of December 31	13,117	11,590